Note 8. Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]

8. Intangible Assets

The composition of intangible assets, excluding goodwill, is as follows:

	Successor
	December 31,	December 31,
	2011	2010
Customer relationships	$ 49,188	$ 49,188
Intellectual property bundles	77,476	77,476
Patents	1,087	188
Trademarks	19,341	19,341
	147,092	146,193
Accumulated amortization of customer relationships
and intellectual property bundles	(6,827)	(531)
	$ 140,265	$ 145,662

In the fourth quarter of 2011, the provisional amounts of assets acquired and liabilities assumed at the acquisition date were updated as the Company received a revised version of the externally prepared valuation study.  As a result, the intangible assets values were amended as shown in Note 3 – Acquisitions.

Customer Relationships:

The Company sells primarily to distributors, who sell the products to end users. Management determined the value of customer relationships with the assistance of an asset appraisal firm, using a multi-period excess earnings approach, which estimates fair value based on earnings and the application of a discounted cash flow methodology. In the application of this method, the nature of the customer relationship, historical attrition rates and the estimated future cash flows of existing customers at the Acquisition Date were considered.

Intellectual Property Bundles (Including Patents):

The fair value of Thermadyne’s patents, underlying trade secrets and product methodology were determined based on a bundled approach utilizing the Relief from Royalty (“RFR”) Method with the assistance of an asset appraisal firm. Under RFR, the value of the intangible assets reflects the savings realized by owning the intangible assets.  The premise associated with this valuation technique is that if the intangible assets were licensed to an unrelated party, the unrelated party would pay a percentage of revenue for the use of the assets.  The present value of the future cost savings, or relief from royalty, represents the value of the intangible assets.

Thermadyne’s intellectual property bundles (IP) products were grouped into two main product categories: (1) gas equipment, arc accessories, and plasma cutting and (2) welding, filler metals, and hard facing.

Amortization expense for intellectual property bundles and customer relationships was $6,296 for the year ended December 31, 2011, $531 for the period of December 3, 2010 to December 31, 2010, $2,515 for the period of January 1, 2010 through December 2, 2010, and $2,693 for the year ended December 31, 2009. Amortization expense for IP bundles and customer relationships is expected to be approximately $6,300 for each of the next five fiscal years.

Goodwill:

Goodwill was calculated as of the Acquisition Date of December 3, 2010, measured as the excess of the consideration transferred over the net of the Acquisition Date amounts of the identifiable assets acquired and the liabilities assumed, all measured in accordance with ASC Topic 805.

As discussed in Note 3 - Acquisitions, certain financial information for 2010, including goodwill, has been retrospectively adjusted as a result of the completion of the purchase price allocation for the acquisition that occurred on December 3, 2010. The Company also increased goodwill by $2,000 to correct an error in the accounting for the foreign currency translation of goodwill as of December 31, 2010. Comprehensive loss for the period ended December 31, 2010 was decreased by $1,240 due to the goodwill adjustment, net of taxes. The adjustments to correct the error were not material to the financial statements.

The change in the carrying amount of goodwill was as follows:

Carrying Amount
of Goodwill
Predecessor:
Balance as of January 1, 2010	$ 187,818
Foreign currency translation	802
Balance as of December 2, 2010	$ 188,620
Successor:
December 3, 2010 acquisition balance	$ 180,596
Foreign currency translation (a)	2,245
Balance as of December 31, 2010	$ 182,841
Foreign currency translation	(412)
Balance as of December 31, 2011	$ 182,429

(a) Amount includes $2,000 to correct an error in the accounting for the foreign currency translation of goodwill as of December 31, 2010.